Federated Hermes Corporate Bond Fund
Portfolio of Investments
February 29, 2024 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—81.8%
	Basic Industry - Metals & Mining—0.4%
$ 2,795,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 2.850%, 4/27/2031	$ 2,382,979
1,080,000	Southern Copper Corp., Sr. Unsecd. Note, 6.750%, 4/16/2040	1,187,369
1,360,000	Worthington Industries, Inc., Sr. Unsecd. Note, 4.300%, 8/1/2032	1,128,851
	TOTAL	4,699,199
	Capital Goods - Aerospace & Defense—2.0%
2,120,000	Boeing Co., Sr. Unsecd. Note, 2.950%, 2/1/2030	1,859,664
1,755,000	Boeing Co., Sr. Unsecd. Note, 3.950%, 8/1/2059	1,252,466
3,000,000	Boeing Co., Sr. Unsecd. Note, 5.805%, 5/1/2050	2,894,758
1,930,000	Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	1,809,585
5,900,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 2.300%, 2/15/2031	4,839,282
1,540,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 3.625%, 5/15/2025	1,504,912
3,500,000	Lockheed Martin Corp., Sr. Unsecd. Note, 3.550%, 1/15/2026	3,411,985
2,775,000	Teledyne Technologies, Inc., Sr. Unsecd. Note, 1.600%, 4/1/2026	2,573,597
760,000	Textron, Inc., Sr. Unsecd. Note, 3.875%, 3/1/2025	748,289
1,660,000	Textron, Inc., Sr. Unsecd. Note, 3.900%, 9/17/2029	1,555,725
690,000	Textron, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2024	690,000
	TOTAL	23,140,263
	Capital Goods - Building Materials—1.1%
5,625,000	Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	5,143,778
4,160,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	3,935,102
2,980,000	Carrier Global Corp., Sr. Unsecd. Note, 2.700%, 2/15/2031	2,545,297
1,435,000	Carrier Global Corp., Sr. Unsecd. Note, 2.722%, 2/15/2030	1,257,300
	TOTAL	12,881,477
	Capital Goods - Construction Machinery—1.0%
2,820,000	Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 2.450%, 8/12/2031	2,271,492
3,100,000	CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	2,976,034
3,675,000	John Deere Capital Corp., Sr. Unsecd. Note, 3.900%, 6/7/2032	3,425,143
3,300,000	Weir Group PLC/The, Sr. Unsecd. Note, 144A, 2.200%, 5/13/2026	3,057,843
	TOTAL	11,730,512
	Capital Goods - Diversified Manufacturing—1.9%
8,000,000	Honeywell International, Inc., Sr. Unsecd. Note, 5.000%, 2/15/2033	8,017,141
2,210,000	Hubbell, Inc., Sr. Unsecd. Note, 2.300%, 3/15/2031	1,826,308
1,560,000	Lennox International, Inc., Sr. Unsecd. Note, 1.700%, 8/1/2027	1,397,529
2,155,000	Roper Technologies, Inc., Sr. Unsecd. Note, 2.000%, 6/30/2030	1,795,024
1,050,000	Roper Technologies, Inc., Sr. Unsecd. Note, 2.950%, 9/15/2029	940,749
820,000	Roper Technologies, Inc., Sr. Unsecd. Note, 3.800%, 12/15/2026	793,320
680,000	Roper Technologies, Inc., Sr. Unsecd. Note, 3.850%, 12/15/2025	663,496
2,840,000	Roper Technologies, Inc., Sr. Unsecd. Note, 4.200%, 9/15/2028	2,747,407
4,045,000	Valmont Industries, Inc., Sr. Unsecd. Note, 5.250%, 10/1/2054	3,465,638
	TOTAL	21,646,612
	Communications - Cable & Satellite—2.5%
6,400,000	CCO Safari II LLC, 4.908%, 7/23/2025	6,313,157
1,235,000	CCO Safari II LLC, 6.484%, 10/23/2045	1,129,230
335,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., 5.050%, 3/30/2029	320,652

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Communications - Cable & Satellite—continued
$ 3,350,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Term Loan - 1st Lien, 3.900%, 6/1/2052	$ 2,108,086
1,165,000	Charter Communications, Inc., 4.200%, 3/15/2028	1,092,428
900,000	Comcast Corp., 7.050%, 3/15/2033	1,011,490
5,225,000	Comcast Corp., Sr. Unsecd. Note, 2.650%, 2/1/2030	4,596,229
1,500,000	Comcast Corp., Sr. Unsecd. Note, 3.150%, 2/15/2028	1,407,252
1,455,000	Comcast Corp., Sr. Unsecd. Note, 3.300%, 2/1/2027	1,394,455
2,500,000	Comcast Corp., Sr. Unsecd. Note, 4.250%, 10/15/2030	2,392,451
1,727,000	Comcast Corp., Sr. Unsecd. Note, Series WI, 3.999%, 11/1/2049	1,373,858
1,910,000	Cox Communications, Inc., Sr. Unsecd. Note, 144A, 3.350%, 9/15/2026	1,817,303
1,250,000	NBCUniversal, Inc., Sr. Unsecd. Note, 5.950%, 4/1/2041	1,297,259
1,310,000	Time Warner Cable, Inc., Company Guarantee, 5.500%, 9/1/2041	1,080,792
1,000,000	Time Warner Cable, Inc., Company Guarantee, 6.750%, 6/15/2039	944,188
	TOTAL	28,278,830
	Communications - Media & Entertainment—2.2%
5,400,000	Alphabet, Inc., Sr. Unsecd. Note, 2.250%, 8/15/2060	3,108,114
3,995,000	British Sky Broadcasting Group PLC, Sr. Unsecd. Note, 144A, 3.750%, 9/16/2024	3,952,268
1,170,000	Discovery Communications LLC, Sr. Unsecd. Note, 4.650%, 5/15/2050	888,123
785,000	Grupo Televisa S.A., Sr. Unsecd. Note, 5.000%, 5/13/2045	657,492
2,918,000	Grupo Televisa S.A., Sr. Unsecd. Note, 6.625%, 3/18/2025	2,945,178
2,615,000	Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 3.375%, 3/1/2041	1,922,105
2,630,000	Netflix, Inc., Sr. Unsecd. Note, 4.875%, 4/15/2028	2,625,690
2,350,000	Paramount Global, Sr. Unsecd. Note, 4.900%, 8/15/2044	1,656,074
985,000	Paramount Global, Sr. Unsecd. Note, 4.950%, 5/19/2050	701,510
3,985,000	S&P Global, Inc., Sr. Unsecd. Note, 4.250%, 5/1/2029	3,865,555
3,795,000	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2042	3,193,776
	TOTAL	25,515,885
	Communications - Telecom Wireless—1.7%
2,500,000	Crown Castle, Inc., Sr. Unsecd. Note, 3.200%, 9/1/2024	2,470,442
2,815,000	Crown Castle, Inc., Sr. Unsecd. Note, 3.250%, 1/15/2051	1,908,611
2,795,000	Crown Castle, Inc., Sr. Unsecd. Note, 3.800%, 2/15/2028	2,633,818
3,000,000	T-Mobile USA, Inc., 4.500%, 4/15/2050	2,540,444
2,700,000	T-Mobile USA, Inc., Series WI, 3.400%, 10/15/2052	1,876,920
3,000,000	T-Mobile USA, Inc., Series WI, 3.875%, 4/15/2030	2,786,230
2,520,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.150%, 4/15/2034	2,482,741
1,700,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.500%, 1/15/2055	1,657,778
1,135,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.125%, 5/30/2025	1,117,015
	TOTAL	19,473,999
	Communications - Telecom Wirelines—4.0%
2,425,000	AT&T, Inc., Sr. Unsecd. Note, 2.250%, 2/1/2032	1,945,646
5,331,000	AT&T, Inc., Sr. Unsecd. Note, 2.550%, 12/1/2033	4,206,495
5,000,000	AT&T, Inc., Sr. Unsecd. Note, 3.300%, 2/1/2052	3,388,363
3,050,000	AT&T, Inc., Sr. Unsecd. Note, 3.500%, 6/1/2041	2,338,875
1,335,000	AT&T, Inc., Sr. Unsecd. Note, 3.500%, 2/1/2061	895,386
4,033,000	AT&T, Inc., Sr. Unsecd. Note, 3.800%, 12/1/2057	2,841,273
650,000	AT&T, Inc., Sr. Unsecd. Note, 3.850%, 6/1/2060	460,327
2,500,000	AT&T, Inc., Sr. Unsecd. Note, 4.350%, 3/1/2029	2,413,840
1,000,000	AT&T, Inc., Sr. Unsecd. Note, 5.150%, 3/15/2042	949,368
3,080,000	AT&T, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2041	3,245,578
1,400,000	AT&T, Inc., Sr. Unsecd. Note, Series WI, 5.300%, 8/15/2058	1,256,446

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Communications - Telecom Wirelines—continued
$ 2,000,000	Rogers Communications, Inc., Sr. Unsecd. Note, 4.550%, 3/15/2052	$ 1,652,252
2,675,000	Rogers Communications, Inc., Sr. Unsecd. Note, 5.300%, 2/15/2034	2,626,514
2,175,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.213%, 3/8/2047	1,957,752
2,530,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.520%, 3/1/2049	2,366,302
3,730,000	Verizon Communications, Inc., Sr. Unsecd. Note, 2.550%, 3/21/2031	3,144,935
3,000,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.400%, 3/22/2041	2,299,883
6,340,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 8/15/2046	5,218,979
2,000,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.500%, 8/10/2033	1,888,120
	TOTAL	45,096,334
	Consumer Cyclical - Automotive—0.9%
2,610,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.000%, 12/14/2026	2,395,133
960,000	General Motors Co., Sr. Unsecd. Note, 4.000%, 4/1/2025	945,192
1,775,000	General Motors Co., Sr. Unsecd. Note, 5.200%, 4/1/2045	1,568,240
1,110,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.650%, 1/17/2029	1,120,560
3,250,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.250%, 1/8/2027	3,239,518
1,405,000	Stellantis Finance US, Inc., Sr. Unsecd. Note, 144A, 1.711%, 1/29/2027	1,277,733
	TOTAL	10,546,376
	Consumer Cyclical - Retailers—1.3%
1,835,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, 1.750%, 10/1/2027	1,586,428
5,600,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	5,005,083
1,080,000	AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	1,027,950
2,500,000	Home Depot, Inc., Sr. Unsecd. Note, 3.000%, 4/1/2026	2,408,605
2,500,000	Home Depot, Inc., Sr. Unsecd. Note, 3.250%, 4/15/2032	2,221,591
3,200,000	Tractor Supply Co., Sr. Unsecd. Note, 1.750%, 11/1/2030	2,575,446
	TOTAL	14,825,103
	Consumer Cyclical - Services—1.9%
6,880,000	Amazon.com, Inc., Sr. Unsecd. Note, 2.700%, 6/3/2060	4,246,750
2,765,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.300%, 4/13/2027	2,651,772
5,300,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.600%, 4/13/2032	4,889,867
3,915,000	Booking Holdings, Inc., Sr. Unsecd. Note, 4.625%, 4/13/2030	3,848,337
3,600,000	Cintas Corp. No. 2, Sr. Unsecd. Note, 4.000%, 5/1/2032	3,379,989
1,425,000	Expedia Group, Inc., Sr. Unsecd. Note, Series WI, 2.950%, 3/15/2031	1,220,943
2,000,000	Expedia Group, Inc., Sr. Unsecd. Note, Series WI, 3.250%, 2/15/2030	1,783,021
	TOTAL	22,020,679
	Consumer Non-Cyclical - Food/Beverage—4.4%
5,545,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 3.650%, 2/1/2026	5,405,820
3,870,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.900%, 2/1/2046	3,580,118
6,525,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.600%, 4/15/2048	5,868,168
980,000	Bacardi Ltd., Sr. Unsecd. Note, 144A, 2.750%, 7/15/2026	923,774
3,875,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	3,410,581
2,000,000	Constellation Brands, Inc., Sr. Unsecd. Note, 3.150%, 8/1/2029	1,815,971
405,000	Constellation Brands, Inc., Sr. Unsecd. Note, 3.750%, 5/1/2050	303,351
4,185,000	Constellation Brands, Inc., Sr. Unsecd. Note, 4.650%, 11/15/2028	4,111,030
1,850,000	Constellation Brands, Inc., Sr. Unsecd. Note, 5.250%, 11/15/2048	1,752,379
1,624,000	Grupo Bimbo S.A.B. de CV, 144A, 4.875%, 6/27/2044	1,445,088
1,530,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.417%, 5/25/2025	1,513,651
1,030,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.985%, 5/25/2038	968,310
6,165,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	5,112,137
610,000	Molson Coors Brewing Co., Sr. Unsecd. Note, 4.200%, 7/15/2046	498,740
4,075,000	PepsiCo, Inc., Sr. Unsecd. Note, 1.950%, 10/21/2031	3,342,506

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Food/Beverage—continued
$ 3,025,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 2.625%, 9/13/2031	$ 2,316,503
4,464,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	3,678,159
5,000,000	Sysco Corp., Sr. Unsecd. Note, 4.450%, 3/15/2048	4,224,415
	TOTAL	50,270,701
	Consumer Non-Cyclical - Health Care—3.0%
585,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.600%, 5/27/2030	502,492
2,000,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 3.000%, 9/23/2029	1,795,086
2,350,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.700%, 6/6/2027	2,253,657
1,455,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	1,434,870
2,615,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	2,342,317
382,131	CVS Health Corp., Pass Thru Cert., 144A, 5.298%, 1/11/2027	378,292
2,750,000	CVS Health Corp., Sr. Unsecd. Note, 3.750%, 4/1/2030	2,538,831
2,395,000	CVS Health Corp., Sr. Unsecd. Note, 4.780%, 3/25/2038	2,178,140
2,100,000	CVS Health Corp., Sr. Unsecd. Note, 5.050%, 3/25/2048	1,874,826
985,000	CVS Health Corp., Sr. Unsecd. Note, 5.125%, 7/20/2045	896,691
2,495,000	Danaher Corp., Sr. Unsecd. Note, 2.600%, 10/1/2050	1,582,599
6,740,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 2.600%, 11/15/2029	5,995,172
4,365,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 3.400%, 11/15/2049	3,269,535
2,420,000	PerkinElmer, Inc., Sr. Unsecd. Note, 1.900%, 9/15/2028	2,090,688
2,275,000	PerkinElmer, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2029	2,049,329
2,750,000	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 2.600%, 10/1/2029	2,453,865
	TOTAL	33,636,390
	Consumer Non-Cyclical - Pharmaceuticals—5.4%
2,450,000	Abbott Laboratories, Sr. Unsecd. Note, 1.400%, 6/30/2030	2,021,983
2,450,000	Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	2,385,826
4,200,000	AbbVie, Inc., Sr. Unsecd. Note, 2.950%, 11/21/2026	3,983,555
3,800,000	AbbVie, Inc., Sr. Unsecd. Note, 3.200%, 11/21/2029	3,478,035
970,000	AbbVie, Inc., Sr. Unsecd. Note, 4.250%, 11/21/2049	832,774
750,000	AbbVie, Inc., Sr. Unsecd. Note, 4.800%, 3/15/2027	747,995
500,000	AbbVie, Inc., Sr. Unsecd. Note, 4.800%, 3/15/2029	497,804
1,280,000	AbbVie, Inc., Sr. Unsecd. Note, 4.950%, 3/15/2031	1,280,634
2,940,000	Amgen, Inc., Sr. Unsecd. Note, 5.250%, 3/2/2033	2,932,978
2,900,000	Amgen, Inc., Sr. Unsecd. Note, 5.650%, 3/2/2053	2,900,850
2,875,000	AstraZeneca PLC, Sr. Unsecd. Note, 2.125%, 8/6/2050	1,692,448
2,330,000	AstraZeneca PLC, Sr. Unsecd. Note, 3.125%, 6/12/2027	2,214,883
2,500,000	AstraZeneca PLC, Sr. Unsecd. Note, 4.000%, 1/17/2029	2,416,293
730,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.250%, 12/15/2025	710,050
500,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.875%, 6/25/2048	396,547
280,000	Bayer US Finance LLC, Sr. Unsecd. Note, 144A, 3.375%, 10/8/2024	275,380
3,165,000	Biogen, Inc., Sr. Unsecd. Note, 3.150%, 5/1/2050	2,092,869
2,609,000	Biogen, Inc., Sr. Unsecd. Note, 3.250%, 2/15/2051	1,788,315
4,900,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 3.400%, 7/26/2029	4,570,549
9,750,000	Johnson & Johnson, Sr. Unsecd. Note, 1.300%, 9/1/2030	7,985,201
5,425,000	Merck & Co., Inc., Sr. Unsecd. Note, 1.700%, 6/10/2027	4,916,225
5,835,000	Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 5.300%, 5/19/2053	5,711,954
1,365,000	Regeneron Pharmaceuticals, Inc., Sr. Unsecd. Note, 1.750%, 9/15/2030	1,104,534
4,538,000	Regeneron Pharmaceuticals, Inc., Sr. Unsecd. Note, 2.800%, 9/15/2050	2,828,041
1,915,000	Takeda Pharmaceutical Co. Ltd., Sr. Unsecd. Note, 2.050%, 3/31/2030	1,612,344
	TOTAL	61,378,067

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Tobacco—0.5%
$ 3,080,000	BAT Capital Corp., Sr. Unsecd. Note, Series WI, 3.557%, 8/15/2027	$ 2,913,065
4,220,000	BAT Capital Corp., Sr. Unsecd. Note, Series WI, 4.540%, 8/15/2047	3,168,460
	TOTAL	6,081,525
	Energy - Independent—0.8%
2,675,000	Coterra Energy, Inc., Sr. Unsecd. Note, 5.600%, 3/15/2034	2,675,221
980,000	Coterra Energy, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 5/15/2027	942,915
4,119,000	Hess Corp., Sr. Unsecd. Note, 5.600%, 2/15/2041	4,151,472
440,000	XTO Energy, Inc., 6.375%, 6/15/2038	490,793
775,000	XTO Energy, Inc., Sr. Unsecd. Note, 6.750%, 8/1/2037	871,980
	TOTAL	9,132,381
	Energy - Integrated—2.2%
1,695,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 1.749%, 8/10/2030	1,397,531
6,100,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 2.939%, 6/4/2051	4,000,956
3,000,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.937%, 9/21/2028	2,884,369
3,255,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 3.750%, 2/15/2052	2,328,071
5,765,000	Chevron U.S.A., Inc., Sr. Unsecd. Note, 1.018%, 8/12/2027	5,100,257
1,750,000	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, 144A, 5.950%, 4/28/2041	1,894,399
5,100,000	ConocoPhillips Co., Sr. Unsecd. Note, 2.400%, 3/7/2025	4,956,152
2,000,000	Husky Energy, Inc., Sr. Unsecd. Note, 4.400%, 4/15/2029	1,878,983
220,000	Petro-Canada, Deb., 7.000%, 11/15/2028	235,221
	TOTAL	24,675,939
	Energy - Midstream—2.7%
3,975,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.400%, 2/15/2031	3,511,802
805,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	783,845
1,652,000	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 4.500%, 6/1/2025	1,628,550
1,000,000	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 5.800%, 6/1/2045	969,207
1,290,000	Eastern Gas Transmission & Storage, Inc., Sr. Unsecd. Note, 3.000%, 11/15/2029	1,150,431
2,137,000	Energy Transfer LP, Sr. Unsecd. Note, 5.150%, 3/15/2045	1,908,362
1,375,000	Energy Transfer LP, Sr. Unsecd. Note, 5.550%, 5/15/2034	1,361,317
2,000,000	Energy Transfer LP, Sr. Unsecd. Note, 5.950%, 5/15/2054	1,953,193
2,475,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.750%, 2/15/2025	2,434,979
3,190,000	MPLX LP, Sr. Unsecd. Note, 4.000%, 3/15/2028	3,060,271
2,350,000	MPLX LP, Sr. Unsecd. Note, 4.500%, 4/15/2038	2,047,141
1,525,000	MPLX LP, Sr. Unsecd. Note, 5.200%, 3/1/2047	1,369,944
2,265,000	MPLX LP, Sr. Unsecd. Note, Series WI, 5.200%, 12/1/2047	2,029,153
3,085,000	ONEOK, Inc., Sr. Unsecd. Note, 5.200%, 7/15/2048	2,790,081
2,335,000	Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	2,102,902
2,300,000	Williams Partners LP, Sr. Unsecd. Note, 4.900%, 1/15/2045	2,030,608
	TOTAL	31,131,786
	Energy - Refining—0.7%
875,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 3.625%, 9/15/2024	865,285
1,340,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 4.500%, 4/1/2048	1,103,308
720,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 6.500%, 3/1/2041	764,778
2,700,000	Valero Energy Corp., Sr. Unsecd. Note, 3.650%, 12/1/2051	1,904,516
1,555,000	Valero Energy Corp., Sr. Unsecd. Note, 4.000%, 4/1/2029	1,484,964
1,665,000	Valero Energy Corp., Sr. Unsecd. Note, 7.500%, 4/15/2032	1,895,454
	TOTAL	8,018,305
	Financial Institution - Banking—18.0%
3,700,000	American Express Co., Sr. Unsecd. Note, 4.050%, 5/3/2029	3,582,140
2,000,000	Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	1,954,528

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Banking—continued
$ 2,450,000	Bank of America Corp., Sr. Unsecd. Note, 2.592%, 4/29/2031	$ 2,094,598
3,050,000	Bank of America Corp., Sr. Unsecd. Note, 2.972%, 2/4/2033	2,562,589
3,500,000	Bank of America Corp., Sr. Unsecd. Note, 3.366%, 1/23/2026	3,433,714
2,175,000	Bank of America Corp., Sr. Unsecd. Note, 3.705%, 4/24/2028	2,074,135
4,890,000	Bank of America Corp., Sr. Unsecd. Note, 4.376%, 4/27/2028	4,755,108
1,435,000	Bank of America Corp., Sr. Unsecd. Note, 4.571%, 4/27/2033	1,349,566
2,500,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.496%, 2/13/2031	2,132,328
6,000,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.884%, 10/22/2030	5,286,384
3,750,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.458%, 3/15/2025	3,747,038
2,230,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.824%, 1/20/2028	2,142,539
1,850,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.000%, 4/1/2024	1,847,384
2,100,000	Bank of America Corp., Sub. Note, Series L, 3.950%, 4/21/2025	2,065,805
2,250,000	Bank of America Corp., Sub. Note, Series L, 4.183%, 11/25/2027	2,176,118
7,370,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.992%, 6/13/2028	7,145,152
1,200,000	Capital One Financial Corp., Sr. Sub. Note, 4.200%, 10/29/2025	1,173,504
990,000	Citigroup, Inc., 4.125%, 7/25/2028	942,109
2,800,000	Citigroup, Inc., 4.300%, 11/20/2026	2,728,015
2,750,000	Citigroup, Inc., Sr. Unsecd. Note, 2.572%, 6/3/2031	2,326,135
2,780,000	Citigroup, Inc., Sr. Unsecd. Note, 2.976%, 11/5/2030	2,451,225
3,095,000	Citigroup, Inc., Sr. Unsecd. Note, 3.057%, 1/25/2033	2,599,606
1,705,000	Citigroup, Inc., Sr. Unsecd. Note, 3.352%, 4/24/2025	1,698,583
1,910,000	Citigroup, Inc., Sr. Unsecd. Note, 3.400%, 5/1/2026	1,838,072
6,000,000	Citigroup, Inc., Sr. Unsecd. Note, 3.520%, 10/27/2028	5,640,095
2,750,000	Citigroup, Inc., Sr. Unsecd. Note, 3.980%, 3/20/2030	2,578,765
2,020,000	Citigroup, Inc., Sr. Unsecd. Note, 4.910%, 5/24/2033	1,934,772
2,660,000	Citigroup, Inc., Sub., 5.827%, 2/13/2035	2,603,433
1,000,000	Comerica, Inc., 3.800%, 7/22/2026	956,091
1,225,000	Comerica, Inc., Sr. Unsecd. Note, 5.982%, 1/30/2030	1,203,264
2,625,000	Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	2,575,684
1,840,000	Fifth Third Bancorp, Sr. Unsecd. Note, 2.375%, 1/28/2025	1,786,778
2,750,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.600%, 2/7/2030	2,389,633
2,575,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.102%, 2/24/2033	2,184,505
2,000,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.272%, 9/29/2025	1,972,410
7,700,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.814%, 4/23/2029	7,272,384
2,000,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.850%, 1/26/2027	1,931,988
4,625,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 4.223%, 5/1/2029	4,436,365
5,035,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 4.387%, 6/15/2027	4,943,083
2,100,000	Goldman Sachs Group, Inc., Sub. Note, 6.345%, 2/15/2034	2,152,809
2,485,000	Huntington National Bank, Sr. Unsecd. Note, 4.552%, 5/17/2028	2,398,294
3,100,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.963%, 1/25/2033	2,619,129
5,250,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 4.323%, 4/26/2028	5,124,609
4,510,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 4.565%, 6/14/2030	4,371,311
7,380,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.012%, 1/23/2030	7,304,440
2,610,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.350%, 6/1/2034	2,599,374
1,085,000	JPMorgan Chase & Co., Sr. Unsecd. Note, Series VAR, 2.947%, 2/24/2028	1,016,657
2,000,000	JPMorgan Chase & Co., Sub. Deb., 2.956%, 5/13/2031	1,737,687
870,000	JPMorgan Chase & Co., Sub. Deb., 8.000%, 4/29/2027	945,543
7,500,000	JPMorgan Chase & Co., Sub. Note, 3.875%, 9/10/2024	7,432,252
3,490,000	Morgan Stanley, Sr. Unsecd. Note, 2.943%, 1/21/2033	2,928,026
4,000,000	Morgan Stanley, Sr. Unsecd. Note, 3.625%, 1/20/2027	3,857,812

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$ 5,000,000		Morgan Stanley, Sr. Unsecd. Note, 4.210%, 4/20/2028	$ 4,840,587
2,375,000		Morgan Stanley, Sr. Unsecd. Note, 4.457%, 4/22/2039	2,134,682
2,500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.699%, 1/22/2031	2,166,348
7,500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.772%, 1/24/2029	7,094,319
2,650,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.875%, 1/27/2026	2,585,583
2,750,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 4.431%, 1/23/2030	2,641,294
1,500,000		Morgan Stanley, Sub. Note, 3.950%, 4/23/2027	1,444,314
3,675,000		PNC Financial Services Group, Inc., Sub., 4.626%, 6/6/2033	3,407,431
254,920	[1]	Regional Diversified Funding, 144A, 9.250%, 3/15/2030	107,067
2,485,000		State Street Corp., Sr. Unsecd. Note, 4.421%, 5/13/2033	2,347,306
3,675,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 4.123%, 6/6/2028	3,539,321
6,075,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.499%, 1/23/2035	6,037,150
4,000,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.393%, 6/2/2028	3,650,080
2,750,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.572%, 2/11/2031	2,345,715
7,050,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.908%, 4/25/2026	6,914,105
		TOTAL	204,258,870
		Financial Institution - Broker/Asset Mgr/Exchange—1.2%
2,150,000		CBOE Holdings, Inc., Sr. Unsecd. Note, 3.650%, 1/12/2027	2,082,639
4,255,000		FMR LLC, Bond, 144A, 7.570%, 6/15/2029	4,720,176
2,250,000		Jefferies Financial Group LLC, Sr. Unsecd. Note, 4.850%, 1/15/2027	2,235,449
2,950,000		Jefferies Group LLC, Sr. Unsecd. Note, 2.625%, 10/15/2031	2,414,664
1,650,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.500%, 1/20/2043	1,717,930
		TOTAL	13,170,858
		Financial Institution - Finance Companies—0.9%
2,015,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 1.750%, 1/30/2026	1,873,094
1,650,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.400%, 10/29/2033	1,372,016
3,050,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.625%, 10/15/2027	2,956,507
1,500,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 5.300%, 1/19/2034	1,448,432
3,050,000		Air Lease Corp., Sr. Unsecd. Note, 3.625%, 12/1/2027	2,867,281
		TOTAL	10,517,330
		Financial Institution - Insurance - Health—1.2%
2,500,000		Elevance Health, Inc., Sr. Unsecd. Note, 1.500%, 3/15/2026	2,323,164
3,595,000		Elevance Health, Inc., Sr. Unsecd. Note, 4.550%, 5/15/2052	3,143,445
740,000		Elevance Health, Inc., Sr. Unsecd. Note, 5.850%, 1/15/2036	771,939
4,250,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 2.300%, 5/15/2031	3,564,398
2,000,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.875%, 8/15/2059	1,540,438
2,000,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 4.750%, 5/15/2052	1,820,648
		TOTAL	13,164,032
		Financial Institution - Insurance - Life—1.4%
3,100,000		Aflac, Inc., Sr. Unsecd. Note, 2.875%, 10/15/2026	2,930,366
1,720,000		Lincoln National Corp., Sr. Note, 7.000%, 6/15/2040	1,874,338
700,000		Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 5.375%, 12/1/2041	635,334
710,000		Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 8.875%, 6/1/2039	891,577
1,000,000	[2]	MetLife, Inc., Jr. Sub. Note, 10.750% (3-month USLIBOR +7.548%), 8/1/2039	1,347,153
700,000		New York Life Insurance Co., Sub. Note, 144A, 6.750%, 11/15/2039	792,395
4,000,000		Pacific LifeCorp., Bond, 144A, 6.600%, 9/15/2033	4,318,963
1,000,000		Penn Mutual Life Insurance Co., Sr. Note, 144A, 7.625%, 6/15/2040	1,129,660
1,530,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.625%, 12/1/2037	1,709,143
		TOTAL	15,628,929

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Insurance - P&C—0.9%
$ 1,210,000	Berkshire Hathaway, Inc., Sr. Unsecd. Note, 3.125%, 3/15/2026	$ 1,169,360
1,000,000	Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	1,017,667
2,880,000	Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 3.951%, 10/15/2050	2,158,675
3,400,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	4,388,871
1,000,000	USF&G Corp., 8.312%, 7/1/2046	1,110,610
	TOTAL	9,845,183
	Financial Institution - REIT - Apartment—0.6%
2,155,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	2,044,533
2,000,000	Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	1,987,717
1,225,000	UDR, Inc., Sr. Unsecd. Note, 3.100%, 11/1/2034	986,175
1,600,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.950%, 9/1/2026	1,508,258
	TOTAL	6,526,683
	Financial Institution - REIT - Healthcare—0.4%
1,250,000	Health Care REIT, Inc., Sr. Unsecd. Note, 4.000%, 6/1/2025	1,227,695
2,190,000	Healthcare Trust of America, Sr. Unsecd. Note, 2.000%, 3/15/2031	1,717,995
1,170,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	1,139,769
	TOTAL	4,085,459
	Financial Institution - REIT - Office—0.5%
2,730,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 1.875%, 2/1/2033	2,044,467
1,570,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	1,497,206
2,380,000	Boston Properties LP, Sr. Unsecd. Note, 3.200%, 1/15/2025	2,327,297
	TOTAL	5,868,970
	Financial Institution - REIT - Other—0.5%
2,285,000	Host Hotels & Resorts LP, Sr. Unsecd. Note, Series E, 4.000%, 6/15/2025	2,238,210
2,275,000	WP Carey, Inc., Sr. Unsecd. Note, 2.400%, 2/1/2031	1,874,675
1,890,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	1,887,095
	TOTAL	5,999,980
	Financial Institution - REIT - Retail—0.3%
1,730,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.800%, 4/1/2027	1,658,458
1,860,000	Tanger Properties LP, Sr. Unsecd. Note, 3.125%, 9/1/2026	1,736,927
	TOTAL	3,395,385
	Technology—6.6%
5,825,000	Apple, Inc., 1.650%, 5/11/2030	4,875,609
5,700,000	Apple, Inc., Sr. Unsecd. Note, 1.650%, 2/8/2031	4,692,537
6,875,000	Apple, Inc., Sr. Unsecd. Note, 2.800%, 2/8/2061	4,373,832
1,897,000	Broadcom, Inc., Sr. Unsecd. Note, 4.150%, 11/15/2030	1,775,306
2,460,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.137%, 11/15/2035	1,953,681
103,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.187%, 11/15/2036	80,788
1,050,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2051	785,604
1,370,000	CDW LLC / CDW Finance, Sr. Unsecd. Note, 2.670%, 12/1/2026	1,270,346
1,400,000	Corning, Inc., Unsecd. Note, 4.750%, 3/15/2042	1,252,365
1,565,000	Dell International LLC / EMC Corp., 8.350%, 7/15/2046	1,981,961
3,575,000	Equifax, Inc., Sr. Unsecd. Note, 2.600%, 12/1/2024	3,495,280
2,420,000	Equifax, Inc., Sr. Unsecd. Note, 3.250%, 6/1/2026	2,313,671
1,000,000	Fiserv, Inc., Sr. Unsecd. Note, 3.200%, 7/1/2026	955,878
2,210,000	Fiserv, Inc., Sr. Unsecd. Note, 4.200%, 10/1/2028	2,121,908
1,565,000	Flextronics International Ltd., Sr. Unsecd. Note, 4.750%, 6/15/2025	1,546,971
1,030,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 4.900%, 10/15/2025	1,023,344
1,755,000	Intel Corp., Sr. Unsecd. Note, 5.150%, 2/21/2034	1,737,807
3,970,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 3.000%, 10/30/2029	3,534,653

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$ 3,325,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 4.550%, 10/30/2024	$ 3,301,792
3,235,000	KLA Corp., Sr. Unsecd. Note, 4.650%, 7/15/2032	3,155,205
1,746,000	Lam Research Corp., Sr. Unsecd. Note, 3.750%, 3/15/2026	1,704,021
1,730,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	1,670,885
2,500,000	Micron Technology, Inc., Sr. Unsecd. Note, 4.663%, 2/15/2030	2,419,992
7,040,000	Microsoft Corp., Sr. Unsecd. Note, 2.675%, 6/1/2060	4,449,264
6,000,000	Oracle Corp., Sr. Unsecd. Note, 3.950%, 3/25/2051	4,479,795
1,690,000	Oracle Corp., Sr. Unsecd. Note, 6.150%, 11/9/2029	1,767,732
2,250,000	Oracle Corp., Sr. Unsecd. Note, 6.250%, 11/9/2032	2,377,506
975,000	SAIC, Inc., Company Guarantee, Series 1, 5.950%, 12/1/2040	933,803
1,140,000	Total System Services, Inc., Sr. Unsecd. Note, 4.450%, 6/1/2028	1,100,159
445,000	Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	439,567
150,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	144,138
2,490,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 5.500%, 6/15/2045	2,385,970
200,000	Verisk Analytics, Inc., Unsecd. Note, 4.000%, 6/15/2025	196,533
5,510,000	VMware, Inc., Sr. Unsecd. Note, 2.200%, 8/15/2031	4,446,677
	TOTAL	74,744,580
	Technology Services—0.1%
1,285,000	Fortinet, Inc., Sr. Unsecd. Note, 1.000%, 3/15/2026	1,179,470
650,000	Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	540,668
	TOTAL	1,720,138
	Transportation - Railroads—1.3%
3,095,000	Burlington Northern Santa Fe Corp., Deb., 5.750%, 5/1/2040	3,241,764
2,265,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.900%, 2/1/2025	2,211,316
1,240,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 3.000%, 12/2/2041	1,054,404
2,060,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 4.700%, 5/1/2048	1,814,346
5,710,000	Union Pacific Corp., Sr. Unsecd. Note, 2.800%, 2/14/2032	4,903,716
2,325,000	Union Pacific Corp., Sr. Unsecd. Note, 2.973%, 9/16/2062	1,449,788
	TOTAL	14,675,334
	Transportation - Services—1.6%
4,440,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2042	4,502,200
1,220,000	FedEx Corp., Sr. Unsecd. Note, 3.100%, 8/5/2029	1,107,926
2,325,000	FedEx Corp., Sr. Unsecd. Note, 4.050%, 2/15/2048	1,833,172
2,340,000	GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 1.650%, 7/15/2026	2,136,161
2,270,000	GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 2.650%, 7/15/2031	1,846,782
3,275,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.900%, 12/1/2026	3,082,128
3,675,000	United Parcel Service, Inc., Sr. Unsecd. Note, 3.050%, 11/15/2027	3,457,573
	TOTAL	17,965,942
	Utility - Electric—4.8%
990,000	Ameren Corp., Sr. Unsecd. Note, 1.950%, 3/15/2027	905,453
990,000	Ameren Corp., Sr. Unsecd. Note, 3.650%, 2/15/2026	957,646
1,105,000	American Electric Power Co., Inc., Jr. Sub. Note, 2.031%, 3/15/2024	1,103,615
2,500,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 3.200%, 11/13/2027	2,340,617
1,705,000	Black Hills Corp., Sr. Unsecd. Note, 2.500%, 6/15/2030	1,419,397
1,530,000	Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.950%, 12/15/2036	1,530,512
1,233,000	Consolidated Edison Co., Sr. Unsecd. Note, 4.625%, 12/1/2054	1,060,924
900,000	Constellation Energy Generation LLC, Sr. Unsecd. Note, 5.750%, 10/1/2041	881,897
4,915,000	Dominion Energy, Inc., Sr. Unsecd. Note, Series C, 3.375%, 4/1/2030	4,423,031
1,210,000	Duke Energy Corp., Sr. Unsecd. Note, 2.650%, 9/1/2026	1,138,821
1,330,000	Duke Energy Corp., Sr. Unsecd. Note, 3.750%, 9/1/2046	993,750

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Utility - Electric—continued
$ 100,000	Duke Energy Indiana, Inc., 1st Mtg. Bond, 6.350%, 8/15/2038	$ 107,149
1,950,000	EDP Finance BV, Sr. Unsecd. Note, 144A, 3.625%, 7/15/2024	1,932,911
840,000	Emera US Finance LP, Sr. Unsecd. Note, 3.550%, 6/15/2026	805,837
1,280,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	1,049,237
2,950,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 3.500%, 4/6/2028	2,751,476
750,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 4.875%, 6/14/2029	736,056
5,050,000	Exelon Corp., Sr. Unsecd. Note, 4.100%, 3/15/2052	3,922,811
2,350,000	Fortis, Inc. / Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	2,220,853
6,350,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, Series GMTN, 4.850%, 2/7/2029	6,294,792
6,830,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.550%, 5/1/2027	6,503,378
715,000	NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 5/15/2047	593,822
875,000	Puget Energy, Inc., Sec. Fac. Bond, 2.379%, 6/15/2028	778,064
3,185,000	Southern Co., Sr. Unsecd. Note, 3.250%, 7/1/2026	3,047,046
2,000,000	Southwestern Electric Power Co., Sr. Unsecd. Note, Series K, 2.750%, 10/1/2026	1,878,545
2,595,000	Virginia Electric & Power Co., Sr. Unsecd. Note, Series B, 3.750%, 5/15/2027	2,496,721
2,475,000	Xcel Energy, Inc., Sr. Unsecd. Note, 4.600%, 6/1/2032	2,309,411
	TOTAL	54,183,772
	Utility - Natural Gas—0.8%
1,730,000	National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	1,446,522
2,130,000	National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	2,123,849
4,900,000	Sempra Energy, Sr. Unsecd. Note, 3.700%, 4/1/2029	4,563,218
1,300,000	Sempra Energy, Sr. Unsecd. Note, 6.000%, 10/15/2039	1,316,224
	TOTAL	9,449,813
	Utility - Natural Gas Distributor—0.1%
815,000	Southern Co. Gas Capital, Sr. Unsecd. Note, 3.950%, 10/1/2046	619,049
	TOTAL CORPORATE BONDS (IDENTIFIED COST $1,020,909,624)	930,000,670
	U.S. TREASURIES—4.2%
	U.S. Treasury Bonds—1.2%
13,000,000	United States Treasury Bond, 4.750%, 11/15/2053	13,830,782
	U.S. Treasury Notes—3.0%
35,000,000	United States Treasury Note, 4.125%, 11/15/2032	34,622,658
	TOTAL U.S. TREASURIES (IDENTIFIED COST $50,223,818)	48,453,440
	MUNICIPAL BOND—0.1%
	Municipal Services—0.1%
675,000	Tampa, FL Sports Authority, (National Public Finance Guarantee Corporation GTD), 8.020%, 10/1/2026 (IDENTIFIED COST $676,750)	682,451
	COLLATERALIZED MORTGAGE OBLIGATION—0.0%
	Federal Home Loan Mortgage Corporation—0.0%
10,301	Federal Home Loan Mortgage Corp. REMIC, Series 3051, Class MY, 5.500%, 10/15/2025 (IDENTIFIED COST $10,260)	10,271
	MORTGAGE-BACKED SECURITIES—0.0%
	Federal Home Loan Mortgage Corporation REMIC—0.0%
199	Federal Home Loan Mortgage Corp., Pool C00702, 6.000%, 1/1/2029	201
239	Federal Home Loan Mortgage Corp., Pool C00748, 6.000%, 4/1/2029	242
201	Federal Home Loan Mortgage Corp., Pool C20263, 6.000%, 1/1/2029	202
309	Federal Home Loan Mortgage Corp., Pool C25621, 6.500%, 5/1/2029	316
	TOTAL	961
	Federal National Mortgage Association—0.0%
408	Federal National Mortgage Association, Pool 323159, 7.500%, 4/1/2028	417

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
		Federal National Mortgage Association—continued
$ 255		Federal National Mortgage Association, Pool 421223, 7.000%, 5/1/2028	$ 261
2,395		Federal National Mortgage Association, Pool 439947, 6.500%, 11/1/2028	2,438
960		Federal National Mortgage Association, Pool 489867, 6.500%, 3/1/2029	977
		TOTAL	4,093
		Government National Mortgage Association—0.0%
89		Government National Mortgage Association, Pool 449491, 7.500%, 12/15/2027	91
190		Government National Mortgage Association, Pool 486467, 7.000%, 8/15/2028	193
		TOTAL	284
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $5,223)	5,338
		PREFERRED STOCK—0.0%
		Financials—0.0%
130,000	[1,3,4]	Lehman Brothers Holdings, Inc., Pfd., 5.670% (IDENTIFIED COST $11,050)	1,300
		INVESTMENT COMPANIES—13.1%
57,714,887		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 5.38%[5]	57,726,430
16,482,317	[6]	High Yield Bond Core Fund	90,982,391
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $152,462,808)	148,708,821
		TOTAL INVESTMENT IN SECURITIES—99.2% (IDENTIFIED COST $1,224,299,533)	1,127,862,291
		OTHER ASSETS AND LIABILITIES - NET—0.8%[7]	9,581,100
		TOTAL NET ASSETS—100%	$1,137,443,391
The average notional value of long futures contracts held by the Fund throughout the period was $2,872,539. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended February 29, 2024, were as follows:
	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	High Yield Bond Core Fund	Total of Affiliated Transactions
Value as of 11/30/2023	$86,135,350	$84,268,974	$170,404,324
Purchases at Cost	$77,525,449	$5,000,000	$82,525,449
Proceeds from Sales	$(105,919,692)	$—	$(105,919,692)
Change in Unrealized Appreciation/Depreciation	$(14,515)	$1,713,417	$1,698,902
Net Realized Gain/(Loss)	$(162)	$—	$(162)
Value as of 2/29/2024	$57,726,430	$90,982,391	$148,708,821
Shares Held as of 2/29/2024	57,714,887	16,482,317	74,197,204
Dividend Income	$1,162,513	$1,449,563	$2,612,076

1
Market quotations and price valuations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Fund’s Adviser acting through its Valuation Committee.

2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Issuer in default.
4	Non-income-producing security.
5	7-day net yield.
6	The High Yield Bond Core Fund is a diversified portfolio of below investment grade bonds.
7	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 29, 2024.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Directors have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Directors’ oversight and certain reporting and other requirements intended to provide the Directors the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Directors periodically review the fair valuations made by the Valuation Committee. The Directors have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Directors periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 29, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$929,893,603	$107,067	$930,000,670
U.S. Treasuries	—	48,453,440	—	48,453,440
Municipal Bond	—	682,451	—	682,451
Collateralized Mortgage Obligation	—	10,271	—	10,271
Mortgage-Backed Securities	—	5,338	—	5,338
Equity Security:
Preferred Stock
Domestic	—	—	1,300	1,300
Investment Companies	148,708,821	—	—	148,708,821
TOTAL SECURITIES	$148,708,821	$979,045,103	$108,367	$1,127,862,291

The following acronym(s) are used throughout this portfolio:
BKNT	—Bank Notes
GMTN	—Global Medium Term Note
GTD	—Guaranteed
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit